Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Program
Historically we have not typically granted stock options to NEOs on an annual basis. From time to time, however, we grant stock options, when appropriate, as the long-term incentive component of our compensation program. Our stock options allow our employees to purchase covered shares at a price equal to the fair market value on the date of grant. Stock options motivate the NEOs to drive stock price performance, since the NEO can only realize the value of the options if our stock price increases above the exercise price. We believe that incorporating stock price growth as part of our long-term equity award design further aligns our executives’ and stockholders’ interests. Stock options create a meaningful foundation of outstanding long-term equity incentives aligned with the long-term interests of our stockholders.
We grant our NEOs stock options covering shares of ACM Research and ACM Shanghai to incentivize value creation across our entire operations. The compensation committee typically grants equity awards to NEOs during a regularly schedule meeting. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The company does not take material nonpublic information into account when determining the timing and terms of awards, nor does the company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not grant stock options to any of our NEOs.

Award Timing Method	Historically we have not typically granted stock options to NEOs on an annual basis. From time to time, however, we grant stock options, when appropriate, as the long-term incentive component of our compensation program. Our stock options allow our employees to purchase covered shares at a price equal to the fair market value on the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The company does not take material nonpublic information into account when determining the timing and terms of awards, nor does the company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false